Note 7 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	As of December 31, 2012	As of December 31, 2013

Accrued payroll expenses	144,286	224,396
Accrued interest	117,605	82,589
Accrued general and administrative expenses	359,050	167,485
Accrued commissions	98,199	157,803
Other accrued expenses	424,486	370,172
Total	1,143,626	1,002,445